Expense Example - Global X Funds - Global X NYSE 100 ETF - Global X NYSE 100 ETF Class	Mar. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	$ 29